Goodwill and Internal Use Software and Other Intangible Assets, Net - Schedule of Finite and Indefinite-Lived Intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 137,887	$ 127,183
Gross Carrying Value	141,967	130,153
Accumulated Amortization	(103,841)	(68,157)
Net Carrying Value	34,046	59,026
Gross Carrying Value	141,967	130,153
Net Carrying Value	38,126	61,996
Domain name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,820	1,820
Licenses and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 2,260	$ 1,150
Internal use software and website development
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (in years)	3 years	3 years
Gross Carrying Value	$ 136,879	$ 123,734
Accumulated Amortization	(103,587)	(67,319)
Net Carrying Value	$ 33,292	$ 56,415
Intellectual property and other
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (in years)	5 years 8 months 12 days	7 years 6 months
Gross Carrying Value	$ 1,008	$ 3,449
Accumulated Amortization	(254)	(838)
Net Carrying Value	$ 754	$ 2,611